Borrowings	6 Months Ended
Jun. 30, 2020
Debt Disclosure [Abstract]
Borrowings

NOTE 6 – BORROWINGS

Borrowings as of June 30, 2020 and December 31, 2019 consisted of the following:

	June 30, 2020	December 31, 2019
Credit facilities	425,880	404,280
Financial liabilities	67,035	90,086

Total borrowings	$492,915	$494,366
Less: Current portion of long-term borrowings, net	(93,539)	(59,780)
Less: Deferred finance costs, net	(4,736)	(5,338)

Long-term borrowings, net	$394,640	$429,248

As of June 30, 2020, the total borrowings, net of deferred finance fees under the Navios Partners’ credit facilities were $488,179.

Credit Facilities

As of June 30, 2020, the Company had secured credit facilities with various banks with a total outstanding balance of $425,880. The purpose of the facilities was to finance the construction or acquisition of vessels or refinance existing indebtedness. All of the facilities are denominated in U.S. dollars and bear interest based on LIBOR plus spread ranging from 2.6% to 7.0% per annum. The facilities are repayable in either semi-annual or quarterly installments, followed by balloon payments with maturities, ranging from September 2020 to June 2025. See also the maturity table included below.

On June 26, 2020, the Company entered into a new credit facility with ABN Amro Bank N.V. of up to $32,200 in order to finance the purchase of the five drybulk vessels acquired from Navios Europe II. The credit facility is repayable in four consecutive quarterly installments of $1,190, with a final balloon payment of $24,715 to be repaid on the last repayment date. The facility matures in the second quarter of 2021 and bears interest at LIBOR plus 400 bps per annum up to December 31, 2020 and 425 bps per annum up to maturity date. As of June 30, 2020, the total outstanding balance was $29,475.

On June 25, 2020, the Company entered into a new credit facility with Hellenic Bank Public Company Limited for the refinancing of the existing ABN credit facility, relating to four of the containerships, of up to $17,000. The credit facility is repayable in four consecutive quarterly installments of $520 and 10 consecutive quarterly installments of $660, with a final balloon payment of $8,320 to be repaid on the last repayment date. The facility matures in the fourth quarter of 2023 and bears interest at LIBOR plus 350 bps per annum. As of June 30, 2020, the total outstanding balance was $17,000.

Amounts drawn under the credit facilities are secured by first preferred mortgages on certain Navios Partners’ vessels and other collateral and are guaranteed by the respective vessel-owning subsidiaries. The credit facilities contain a number of restrictive covenants that prohibit or limit Navios Partners from, among other things: incurring or guaranteeing indebtedness; entering into affiliate transactions; charging, pledging or encumbering the vessels; changing the flag, class, management or ownership of Navios Partners’ vessels; changing the commercial and technical management of Navios Partners’ vessels; selling or changing the beneficial ownership or control of Navios Partners’ vessels; not maintaining Navios Holdings’ (or its affiliates) ownership in Navios Partners of at least 15.0%; and subordinating the obligations under the credit facilities to any general and administrative costs relating to the vessels, including the fixed daily fee payable under the management agreement.

The credit facilities require compliance with a number of financial covenants, including: (i) maintain a required security amount ranging over 120% to 140%; (ii) minimum free consolidated liquidity in an amount equal to at least $500 to $650 per owned vessel; (iii) maintain a ratio of EBITDA to interest expense of at least 2.00:1.00; (iv) maintain a ratio of total liabilities or total debt to total assets (as defined in our credit facilities) of less than 0.75; and (v) maintain a minimum net worth to $135,000.

It is an event of default under the credit facilities if such covenants are not complied with in accordance with the terms and subject to the prepayments or cure provisions of the facilities.

As of June 30, 2020, Navios Partners was in compliance with the financial covenants and/or the prepayments and/or the cure provisions, as applicable, in each of its credit facilities.

Financial Liabilities

In December 2018, the Company entered into two sale and leaseback agreements of $25,000 in total, with unrelated third parties for the Navios Fantastiks and the Navios Beaufiks. Navios Partners has a purchase obligation to acquire the vessels at the end of the lease term and under ASC 842-40, the transfer of the vessels was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessels from its balance sheet and accounted for the amounts received under the sale and leaseback agreements as a financial liability. Navios Partners is obligated to make 69 and 60 consecutive monthly payments, of approximately $161 and $155 each, respectively, commencing as of December 2018. As of June 30, 2020, the outstanding balance under the sale and leaseback agreements of the Navios Fantastiks and the Navios Beaufiks was $21,869 in total. The agreements mature in the third quarter of 2024 and fourth quarter of 2023, respectively, with a purchase obligation of $6,300 per vessel on the last repayment date.

On April 5, 2019, the Company entered into a new sale and leaseback agreement of $20,000, with unrelated third parties for the Navios Sol, a 2009-built Capesize vessel of 180,274 dwt. Navios Partners has a purchase obligation to acquire the vessel at the end of the lease term and under ASC 842-40, the transfer of the vessel was determined to be a failed sale. The vessel was not derecognized and continues to be depreciated over its useful life and tested for impairment as per the Company’s policy. On April 11, 2019, the amount of $20,000 was drawn. Navios Partners is obligated to make 120 consecutive monthly payments of approximately $190 each, commencing as of April 2019. As of June 30, 2020, the outstanding balance under the sale and leaseback agreement of the Navios Sol was $18,637. The agreement matures in the second quarter of 2029, with a purchase obligation of $6,300 on the last repayment date.

On June 7, 2019, the Company entered into a new sale and leaseback agreement of $7,500, with unrelated third parties for the Navios Sagittarius, a 2006-built Panamax vessel of 75,756 dwt. Navios Partners has a purchase obligation to acquire the vessel at the end of the lease term and under ASC 842-40, the transfer of the vessel was determined to be a failed sale. The vessel was not derecognized and continues to be depreciated over its useful life and tested for impairment as per the Company’s policy. On June 28, 2019, the amount of $7,500 was drawn. Navios Partners is obligated to make 36 consecutive monthly payments of approximately $178 each, commencing as of June 2019. As of June 30, 2020, the outstanding balance under the sale and leaseback agreement of the Navios Sagittarius was $5,629. The agreement matures in the second quarter of 2022, with a purchase obligation of $2,000 on the last repayment date.

On July 2, 2019, the Company entered into a new sale and leaseback agreement of $22,000, with unrelated third parties for the Navios Ace, a 2011-built Capesize vessel of 179,016 dwt. Navios Partners has a purchase obligation to acquire the vessel at the end of the lease term and under ASC 842-40, the transfer of the vessel was determined to be a failed sale. The vessel was not derecognized and continues to be depreciated over its useful life and tested for impairment as per the Company’s policy. On July 24, 2019, the amount of $22,000 was drawn. Navios Partners is obligated to make 132 consecutive monthly payments of approximately $198 each, commencing as of July 2019. As of June 30, 2020, the outstanding balance under the sale and leaseback agreement of the Navios Ace was $20,900. The agreement matures in the third quarter of 2030, with a purchase obligation of $6,300 on the last repayment date.

The Financial Liabilities have no financial covenants.

The maturity table below reflects the principal payments for the next five years and thereafter of all borrowings of Navios Partners outstanding as of June 30, 2020, based on the repayment schedules of the respective credit facilities and financial liabilities (as described above):

Year	Amount
2021	$95,587
2022	155,035
2023	63,490
2024	121,462
2025 and thereafter	57,341

Total	$492,915